Share capital, warrants and other capital	3 Months Ended
Mar. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital, warrants and other capital

8.	Share capital, warrants and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

2021

On February 19, 2021, the Company completed an underwritten public offering of 20,509,746 common shares at $1.45 per common share, resulting in aggregate gross proceeds of $29,739, before deducting underwriting discounts, commissions and offering expenses of $2,837 (the “February 2021 Financing). The Company also granted the underwriter and placement agent (the “Underwriter”), a 30-day over-allotment option to purchase up to 3,076,461 additional common shares at a price of $1.45 per common share (the “Underwriter Option”). Additionally, the Company issued warrants underlying 1,435,682 common shares to the Underwriter, with each warrant bearing an exercise price of $1.8125 (the “February 2021 Placement Agent Warrants”). The February 2021 Placement Agent Warrants expire on February 17, 2026.

On February 22, 2021, the underwriter exercised the Underwriter Option in full and received 3,076,461 common shares in exchange for gross proceeds to the Company of $4,461. Upon exercise of the Underwriter Option, the Underwriter also an additional 215,352 February 2021 Placement Agent Warrants.

Aggregate gross proceeds received in connection with the February 2021 Financing totaled $34,200, less cash transaction costs of $3,221 and non-cash transaction costs, which represent the issue-date fair value of the February 2021 Placement Agent Warrants, of $1,897.

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of these Placement agent warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
February 2021 Placement agent warrants – public offering	1,435,682	1.48	1.8125	0.58734%	119.18%	4.99	0.00%
February 2021 Placement agent warrants – Underwriter Option	215,352	1.48	1.8125	0.58544%	119.57%	4.98	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants.
(iii)	Based upon time to expiry from the issuance date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

During the three-month period ended March 31, 2021, certain warrant holders exercised their warrants as follows:

	Warrants exercised (number of underlying common shares)	Exercise Price	Aggregate proceeds to the Company
September 2019 Investor warrants	2,000,000	$1.65	$3,300
February 2020 Investor warrants	1,739,130	1.20	2,087
July 2020 Investor warrants	20,823,333	0.45	9,371
July 2020 Placement Agent warrants	1,866,667	0.5625	1,050
August 2020 Investor warrants	7,589,883	0.47	3,567
August 2020 Placement Agent warrants	869,952	0.7040625	612
	34,888,965		$19,987

Other capital

	Three months ended March 31, 2022
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2022	1,086,368	0.88	423,000
Granted	50,000	0.36	—
Expired	—	—	—
Exercised	—	—	—
Balance – March 31, 2022	1,136,368	0.85	423,000

	Year ended December 31, 2021
	Stock options	Weighted average exercise price	DSUs
	(Number)	($)	(Number)
Balance – January 1, 2021	506,400	1.44	173,000
Granted	580,000	0.42	280,000
Expired	(32)	590.25	—
Exercised	—	—	(30,000)
Balance – December 31, 2021	1,086,368	0.88	423,000

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT MARCH 31, 2022 AND FOR THE THREE MONTHS ENDED MARCH 31, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Fair value input assumptions for US dollar stock option grants

The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Three Months Ended	Year Ended
		March 31,	December 31
		2022	2021
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	115.80%	115.80%
Risk-free annual interest rate	(c)	1.23%	1.23%
Expected life (years)	(d)	5.71	5.71
Weighted average share price		$0.42	$0.42
Weighted average exercise price		$0.42	$0.42
Weighted average grant date fair value		$0.35	$0.35

(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.